Fair Value Measurements (Variable to Fixed Price Commodity Swaps Derivative Instruments) (Detail)	Dec. 31, 2016 USD ($)
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 210,990